Key management personnel compensation (Detail) - Key Management Personnel Compenstation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Salaries, directors fees and other short-term benefits	$ 6,710	$ 6,507
Share-based payments	1,530	1,205
Long-term incentives	4,318	6,395
Total key management personnel compensation	$ 12,558	$ 14,107